Income Taxes (Details) - Schedule of reconciliation of the Company's effective income tax rate	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Benefit for income taxes at federal statutory rate		21.00%	21.00%
Transaction costs not tax deductible		(0.40%)	(0.10%)
Valuation allowance		(27.50%)	(27.90%)
Effective income tax rate		0.00%	0.00%
B Riley Principal 150 Merger Corp [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Benefit for income taxes at federal statutory rate	21.00%	21.00%
Offering costs associated with warrants recorded as a liability		(0.40%)
Transaction costs not tax deductible		(7.00%)
Change in fair value of warrants		(10.20%)
Valuation allowance	(21.00%)	(3.40%)
Effective income tax rate	0.00%	0.00%